Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current Assets
Cash and restricted cash	$ 249,252	$ 804,098
Accounts receivable, net	20,236,439	13,095,167
Advances to suppliers, net	38,803,164	46,304,704
Note receivable, current portion	16,098,885	31,005,260
Inventories	0	1,544,462
Due from a related party	35,000	0
Other current assets, net	1,724,614	372,264
Total current assets	77,147,354	93,125,955
Non-Current Assets
Note receivable	19,676,415	28,620,240
Right-of-use assets, net	14,166,214	16,440,531
Long-term investments, net	0	6,932,404
Loan to a third party	2,598,033	0
Security deposits	881,631	1,877,272
Property and equipment, net	418,698	36,780
Total non-current assets	37,740,991	53,907,227
Total Assets	114,888,345	147,033,182
Current Liabilities
Promissory notes	2,519,134	2,519,134
Accounts payable	469,489	15,695
Due to related parties	3,892,013	293,919
Operating lease liabilities - current	3,690,692	5,030,911
Other current liabilities	3,097,960	2,096,671
Total current liabilities	13,669,288	9,956,330
Non-Current Liabilities
Long-term loans - non-current portion	0	1,809,780
Operating lease liabilities - non-current	10,475,522	11,409,620
Total non-current liabilities	10,475,522	13,219,400
Total Liabilities	24,144,810	23,175,730
Shareholders' Equity
Subscription receivable	(18,000,002)	0
Additional Paid in Capital	194,583,302	161,426,802
Statutory reserve	687,173	687,173
Accumulated deficits	(76,949,665)	(39,839,384)
Accumulated other comprehensive loss	(8,836,701)	(11,313,205)
Total Farmmi, Inc.'s shareholders' equity	91,484,107	124,117,884
Noncontrolling interest	(740,572)	(260,432)
Total Shareholders' Equity	90,743,535	123,857,452
Total Liabilities and Shareholders' Equity	114,888,345	147,033,182
Ordinary Shares Class A [Member]
Shareholders' Equity
Ordinary shares, value	0	13,156,498
Ordinary Shares Class B [Member]
Shareholders' Equity
Ordinary shares, value	$ 0	$ 0